Income Taxes (Components of Net Deferred Tax Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023	Mar. 31, 2022
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets foreign tax credit forwards	[1]	¥ 112,412		¥ 124,695
Net operating loss carryforwards	[2],[3]	151,390		149,521
Valuation allowance		215,626	[1],[2],[3]	233,991	[1],[2],[3]	¥ 198,800	¥ 163,164
Mizuho Bank Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets foreign tax credit forwards		82,572		99,994
Mizuho Securities Company Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		11,423		9,186
Valuation allowance		4,408		4,205
Mizuho Financial Group, Inc.
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		24,943		25,128
Valuation allowance		¥ 24,943		¥ 25,128
Earliest Tax Year | Mizuho Bank Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Operating loss carryforwards, expiration date		Mar. 31, 2026		Mar. 31, 2026
Latest Tax Year | Mizuho Bank Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Operating loss carryforwards, expiration date		Mar. 31, 2027		Mar. 31, 2027

[1]	The amount includes ¥99,994 million and ¥82,572 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2024 and 2025, respectively. The amount is mainly offset by valuation allowance, and if not utilized, the amount will expire during the fiscal years ending March 31, 2027 and 2028, respectively.
[2]	The amount includes ¥25,128 million and ¥24,943 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥25,128 million and ¥24,943 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	The amount includes ¥9,186 million and ¥11,423 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥4,205 million and ¥4,408 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.